Segment Disclosures and Concentration - Summary of Revenues and Total Property and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 593,478	$ 881,734	$ 1,191,331	$ 1,938,617	$ 3,415,865	$ 3,458,592	$ 1,821,751
Property and equipment	7,875,885		7,875,885		8,586,761	9,494,785
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	250,118	433,259	506,955	982,104	1,685,274	1,874,589	1,073,680
Property and equipment	2,135,248		2,135,248		4,752,834	5,825,644
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	76,104	108,857	154,946	241,481	421,252	466,202	275,615
Property and equipment	742,830		742,830		1,020,575	905,966
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	52,555	62,640	112,216	124,913	250,733	174,120	44,282
Property and equipment	254,183		254,183		525,046	350,623
Greater China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		68,067		136,921	206,261	228,537	99,529
Property and equipment						395,290
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	214,701	$ 208,911	417,214	$ 453,198	852,345	715,144	$ 328,645
Property and equipment	$ 4,743,624		$ 4,743,624		$ 2,288,306	$ 2,017,262